Ordinary shares	12 Months Ended
Dec. 31, 2018
Ordinary shares
Ordinary shares

24.Ordinary shares

Upon inception, 1 ordinary share was issued at a par value of US$0.00002 per share.

In March 2014, the Company issued 351,678,637 ordinary shares to Huang River Investment Limited, a wholly owned subsidiary of Tencent, in connection with Tencent Transaction (Note 8). Additionally, upon the initial public offering in May 2014, the Company issued 166,120,400 Class A ordinary shares. Concurrently, the Company issued 139,493,960 Class A ordinary shares in a private placement to Huang River Investment Limited.

In June 2016, the Company issued 144,952,250 Class A ordinary shares to Newheight Holdings Ltd., a wholly owned subsidiary of Walmart, in connection with Walmart Transaction (Note 8).

In June 2018, the Company issued 27,106,948  Class A ordinary shares to Google LLC, and received a consideration of US$549,836 (RMB3,531,870) after deducting financing charges.

The ordinary shares reserved for future exercise of the RSUs and share options were 149,369,486 and 160,323,374 as of December 31, 2017 and 2018, respectively.